JPMorgan Short-Intermediate Municipal Bond Fund
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 95.7% (a)
Alabama — 2.3%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	2,500	2,555
Black Belt Energy Gas District, Gas Prepay Project No. 7 Series 2021C-1, Rev., 4.00%, 12/1/2026 (c)	7,515	7,559
Black Belt Energy Gas District, Gas Project Series 2022B-1, Rev., 4.00%, 10/1/2027 (c)	2,500	2,524
Deutsche Intermediate Tax-Free Fund Series 2024, Rev., 5.00%, 10/1/2026	1,095	1,114
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2028 (c)	5,000	5,201
Total Alabama		18,953
Alaska — 0.4%
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Series 2025A, Rev., 5.00%, 9/1/2029	1,000	1,080
Borough of North Slope, GO, 5.00%, 6/30/2030	2,000	2,207
Total Alaska		3,287
Arizona — 3.9%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2024A, Rev., 5.00%, 11/1/2029	2,500	2,650
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.00%, 11/1/2028	6,000	6,261
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project Series 2022, Rev., 5.00%, 7/1/2030	5,000	5,464
City of Glendale Excise Tax, Rev., 5.00%, 7/1/2028	2,850	3,029
Maricopa County Industrial Development Authority, Banner Health
Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	1,235	1,244
Series 2023A-2, Rev., 5.00%, 5/15/2028 (c)	1,925	2,013
Series 2023A3, Rev., 5.00%, 11/1/2030 (c)	3,050	3,310
Maricopa County Pollution Control Corp., Palo Verde Project
Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,500	4,385
Series 2010B, Rev., 0.88%, 10/1/2026 (c)	2,150	2,095
Maricopa County Union High School District No. 210-Phoenix, Project of 2023 Series 2025B, GO, 5.00%, 7/1/2030	1,000	1,109
Total Arizona		31,560
Arkansas — 0.1%
Arkansas Development Finance Authority, Department of Community Correction Project, Rev., 5.00%, 11/1/2026	325	331
University of Central Arkansas, Student Housing System
Series 2019C, Rev., A.G., 4.00%, 11/1/2026	240	241
Series 2019C, Rev., A.G., 4.00%, 11/1/2027	180	181
Total Arkansas		753
California — 1.9%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	2,500	2,626
Series 2023E-1, Rev., 5.00%, 3/1/2031 (c)	2,500	2,670
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	259
City of Los Angeles Department of Airports, International Airport Subordinate Series 2018B, Rev., AMT, 5.00%, 5/15/2030	2,950	3,090
Los Angeles Community College District, Election of 2016 Series C-1, GO, 5.00%, 8/1/2026	150	153
Los Angeles Department of Water and Power System Series 2016A, Rev., 5.00%, 7/1/2029	500	501
Los Angeles Department of Water and Power, Power System Series 2025A, Rev., 5.00%, 7/1/2028	2,000	2,091
State of California, Various Purpose, GO, 4.00%, 8/1/2029	4,180	4,216
Total California		15,606
Colorado — 1.9%
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	1,000	1,074
Series 2025A, Rev., 5.00%, 11/15/2030 (c)	2,000	2,178

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, Intermountain Healthcare Series 2022C, Rev., 5.00%, 8/15/2028 (c)	3,700	3,900
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	2,840	3,024
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	2,500	2,737
State of Colorado Series 2018A, COP, 5.00%, 12/15/2029	2,140	2,290
Total Colorado		15,203
Connecticut — 1.0%
State of Connecticut
Series 2020A, GO, 5.00%, 1/15/2028	725	761
Series 2025B, GO, 5.00%, 12/1/2028	1,000	1,071
Series 2025D, GO, 5.00%, 8/15/2029	5,000	5,435
Series 2025B, GO, 5.00%, 12/1/2029	1,000	1,094
Total Connecticut		8,361
District of Columbia — 1.6%
District of Columbia Series 2019A, GO, 5.00%, 10/15/2028	1,440	1,537
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	3,750	4,239
Metropolitan Washington Airports Authority Aviation
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	5,000	5,288
Series 2024A, Rev., AMT, 5.00%, 10/1/2030	1,000	1,091
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2029	1,120	1,160
Total District of Columbia		13,315
Florida — 4.8%
City of Lakeland, Department of Electric Utilities Series 2010A, Rev., A.G., 5.25%, 10/1/2028	1,000	1,068
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	1,000	1,084
County of Miami-Dade Water and Sewer System
Series 2025B, Rev., 5.00%, 10/1/2028 (d)	4,000	4,256
Series 2025B, Rev., 5.00%, 10/1/2029 (d)	4,000	4,342
County of Miami-Dade, Water and Sewer System Series 2017B, Rev., 5.00%, 10/1/2029	1,815	1,891
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000	1,014
Florida Development Finance Corp., Waste Management, Inc. Project Series 2025A, Rev., AMT, 3.40%, 9/1/2028 (c)	1,000	1,005
Florida Housing Finance Corp., Homeowner Mortgage Series 2025 1, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	2,000	2,209
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025B-3, Rev., 4.20%, 11/15/2030 (b)	1,200	1,207
Florida Municipal Power Agency, St. Lucie Project Series 2021B, Rev., 5.00%, 10/1/2030	2,540	2,708
Fort Pierce Utilities Authority
Series 2022A, Rev., A.G., 5.00%, 10/1/2028	400	424
Series 2022A, Rev., A.G., 5.00%, 10/1/2029	475	512
Highlands County Health Facilities Authority, Adventhealth Obligated Group Series 2024C, Rev., 5.00%, 11/15/2031 (c)	1,000	1,106
Polk County Housing Finance Authority, Episcopal Catholic Apartments Series 2023, Rev., 4.15%, 6/1/2026 (c)	750	754
Polk County School District, Sales Tax, Rev., 5.00%, 10/1/2030	1,020	1,105
State of Florida Board of Education, Public Education Capital Outlay Series 2020B, GO, 5.00%, 6/1/2028	500	530
State of Florida Department of Transportation Turnpike System
Series 2025A, Rev., 5.00%, 7/1/2029	1,000	1,083
Series 2024A, Rev., 6.00%, 7/1/2029	3,000	3,351
Tampa Bay Water, Utility System Series 2001A, Rev., NATL - RE, 6.00%, 10/1/2029 (e)	8,000	8,873
Total Florida		38,522

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — 2.8%
Columbia County Hospital Authority, Wellstart Health System Inc., Project
Series 2023B, Rev., 5.00%, 4/1/2026	400	403
Series 2023B, Rev., 5.00%, 4/1/2027	350	360
Series 2023B, Rev., 5.00%, 4/1/2028	750	789
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, Rev., 5.00%, 7/1/2029 (c)	1,480	1,565
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2026	275	278
Rev., 5.00%, 7/1/2028	375	387
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (c)	1,000	1,002
Main Street Natural Gas, Inc., Gas Supply
Series 2024C, Rev., 5.00%, 12/1/2027	1,000	1,031
Series 2024C, Rev., 5.00%, 12/1/2028	1,000	1,044
Series 2024C, Rev., 5.00%, 12/1/2029	1,500	1,584
Series 2023B, Rev., 5.00%, 3/1/2030 (c)	3,250	3,447
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	4,000	4,317
Series 2024C, Rev., 5.00%, 12/1/2031 (c)	3,745	4,030
State of Georgia Series 2016F, GO, 5.00%, 7/1/2028	2,000	2,054
Total Georgia		22,291
Guam — 0.1%
Territory of Guam Series 2025G, Rev., 5.00%, 1/1/2030	905	969
Illinois — 7.8%
Champaign County Community Unit School District No. 4 Champaign
GO, 4.00%, 6/1/2029	1,000	1,038
GO, 4.00%, 6/1/2030	180	187
Series 2019, GO, 4.00%, 6/1/2034	1,160	1,189
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2027	1,000	1,020
Series 2023A, Rev., AMT, 5.00%, 1/1/2028	3,400	3,532
Series 2023C, Rev., AMT, 5.00%, 1/1/2028	7,115	7,371
Chicago Transit Authority Capital Grant Receipts Series 2021, Rev., 5.00%, 6/1/2027	2,085	2,137
City of Chicago, Capital Appreciation City College Series 1999, GO, NATL - RE, Zero Coupon, 1/1/2028 (e)	1,000	938
City of Springfield Electric, Senior Lien
Rev., 5.00%, 3/1/2030	5,000	5,414
Rev., 5.00%, 3/1/2031	2,000	2,202
City of Waukegan, First Lien, Water and Sewer System
Series 2018C, Rev., A.G., 5.00%, 12/30/2026	680	695
Series 2018C, Rev., A.G., 5.00%, 12/30/2027	710	728
Cook County Community Unit School District No. 401 Elmwood Park Series 2021A, GO, A.G., 4.00%, 12/1/2030	1,220	1,284
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	580
Glenview Park District
GO, 5.00%, 12/1/2026	300	307
GO, 5.00%, 12/1/2029	350	358
Grundy and Kendall Counties Consolidated Grade School District No. 60-C, GO, 4.00%, 2/1/2030	1,145	1,191
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project, Rev., 4.00%, 1/15/2032	2,120	2,164
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2025A-1, Rev., 5.00%, 8/15/2030 (c)	3,500	3,874

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Housing Development Authority
Series 2022E, Rev., GNMA / FNMA / FHLMC COLL, 5.25%, 10/1/2052	1,480	1,544
Series 2024E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	4,810	5,266
Kane and DeKalb Counties Community Unit School District No. 301 Burlington, GO, 5.00%, 1/1/2027	355	364
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community, GO, A.G., 4.00%, 5/1/2029	2,000	2,025
Peoria County Community Unit School District No. 309 Brimfield
GO, A.G., 4.00%, 4/1/2028	410	418
GO, A.G., 4.00%, 4/1/2029	240	246
GO, A.G., 4.00%, 4/1/2030	375	384
Peoria Public Building Commission Series 2019A, Rev., A.G., 5.00%, 12/1/2028	1,455	1,518
State of Illinois
Series 2017A, GO, 5.00%, 12/1/2026	2,000	2,041
Series 2017D, GO, 5.00%, 11/1/2027	1,000	1,038
Series 2023B, GO, 5.00%, 5/1/2028	1,025	1,075
Series 2024B, GO, 5.00%, 5/1/2028	1,500	1,573
Series 2018A, GO, 5.00%, 10/1/2028	25	26
Series 2024B, GO, 5.00%, 5/1/2029	4,095	4,372
Series 2017C, GO, 5.00%, 11/1/2029	1,000	1,036
GO, 5.50%, 5/1/2030	1,525	1,634
Village of Skokie, GO, 5.00%, 12/1/2028	1,550	1,655
Will County Forest Preservation District, Limited Tax, GO, 5.00%, 12/15/2027	805	843
Total Illinois		63,267
Indiana — 1.9%
Indiana Finance Authority, Ascension Senior Credit Group Series 2025A-1, Rev., 5.00%, 11/15/2029 (d)	2,000	2,168
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group, Rev., 5.00%, 9/1/2028	1,000	1,016
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	1,000	1,049
Series 2025D-1, Rev., 5.00%, 10/1/2029 (c)	2,500	2,671
Series 2023B-2, Rev., 5.00%, 7/1/2030 (c)	2,000	2,165
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021A, Rev., 1.40%, 8/1/2029	7,000	6,376
Indiana Finance Authority, State Revolving Fund Program Series 2021A, Rev., 5.00%, 2/1/2031	180	202
Total Indiana		15,647
Kansas — 1.1%
City of Wichita, Sales Tax, River District Stadium Star Bond Project Series 2018, Rev., 5.00%, 9/1/2026	465	472
State of Kansas Department of Transportation
Series 2024A, Rev., 5.00%, 9/1/2028	3,500	3,730
Series 2025A, Rev., 5.00%, 9/1/2029	3,725	4,053
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, A.G., 5.00%, 9/1/2026	320	325
Series 2019A, GO, A.G., 5.00%, 9/1/2028	400	418
Total Kansas		8,998
Kentucky — 1.1%
Kentucky Public Energy Authority, Gas Supply Series 2023A-1, Rev., 5.25%, 2/1/2032 (c)	3,335	3,618
Kentucky State Property and Building Commission, Project No. 113 Series 2024B, Rev., 5.00%, 11/1/2027	2,005	2,096
Kentucky State Property and Building Commission, Project No. 124 Series A, Rev., A.G., 5.00%, 11/1/2030	500	550

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Kentucky State Property and Building Commission, Project No. 130 Series 2024B, Rev., 5.00%, 11/1/2028	1,510	1,611
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2029	685	743
Total Kentucky		8,618
Louisiana — 0.8%
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2017A, Rev., 5.00%, 12/15/2025	250	250
Series 2023A, Rev., 5.00%, 10/15/2028	175	186
Series 2023A, Rev., 5.00%, 10/15/2029	175	190
Series 2023A, Rev., 5.00%, 10/15/2030	200	221
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017C, Rev., 3.30%, 7/3/2028 (c)	4,000	4,009
State of Louisiana
Series 2024E, GO, 5.00%, 9/1/2029	700	762
Series 2023A, GO, 5.00%, 2/1/2031	1,085	1,215
Total Louisiana		6,833
Maine — 0.1%
Maine Turnpike Authority, Rev., 5.00%, 7/1/2029	1,000	1,083
Maryland — 0.6%
County of Prince George's, Consolidated Public Improvement Series 2020A, GO, 5.00%, 7/15/2032	1,000	1,060
Maryland Community Development Administration, Multi- Family, Villages At Marley Station Series 2024D-2, Rev., 3.30%, 1/1/2029	1,500	1,512
State of Maryland Series 2021-2, GO, 5.00%, 8/1/2030	2,000	2,222
Total Maryland		4,794
Massachusetts — 0.9%
Massachusetts Department of Transportation Series 1997A, Rev., NATL - RE, Zero Coupon, 1/1/2029	1,560	1,429
Massachusetts Development Finance Agency, Atrius Health Issue Series 2019A, Rev., 5.00%, 6/1/2029 (e)	5,500	5,949
Total Massachusetts		7,378
Michigan — 0.5%
City of Royal Oak, Limited Tax, Capital Improvement
GO, 5.00%, 4/1/2027	625	644
GO, 5.00%, 4/1/2028	245	258
Michigan State Hospital Finance Authority, Ascension Senior Credit Group Series 2010F-4, Rev., 5.00%, 5/15/2030 (e)	700	768
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2029	1,525	1,590
Northville Public Schools, School Building and Site
Series 2019-II, GO, 5.00%, 5/1/2028	600	633
Series 2019-II, GO, 5.00%, 5/1/2029	250	269
Total Michigan		4,162
Minnesota — 0.8%
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2027	185	190
Series 2019B, COP, 5.00%, 2/1/2028	175	183
Series 2019C, COP, 5.00%, 2/1/2028	350	365
Metropolitan Council, GO, GAN, 5.00%, 12/1/2028	3,995	4,282
State of Minnesota, Various Purpose Series 2018A, GO, 5.00%, 8/1/2030	1,000	1,066
Total Minnesota		6,086

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Mississippi — 1.0%
County of Warren, Gulf Opportunity Zone, International Paper Co., Project, Rev., 4.00%, 9/1/2032	1,000	1,028
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000	863
Mississippi Business Finance Corp., Pollution Control, Power Co., Project, Rev., 3.20%, 9/1/2028	4,000	4,001
Mississippi Development Bank, Desoto County Mississippi Highway Project Series 2024A, Rev., 5.00%, 1/1/2029	1,000	1,071
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,480
Total Mississippi		8,443
Missouri — 2.8%
City of St. Louis Airport Series 2007A, Rev., A.G., 5.25%, 7/1/2026	2,635	2,674
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2029	1,000	1,092
Series 2020B, Rev., 5.00%, 11/1/2030	5,705	6,362
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (c)	7,500	7,875
Jackson County School District No. R-IV Blue Springs, Missouri Direct Deposit Program Series 2019, GO, 5.50%, 3/1/2029	1,280	1,391
Missouri Highway and Transportation Commission Series 2022A, Rev., 4.00%, 5/1/2033	2,685	2,927
Total Missouri		22,321
Montana — 0.1%
Montana Board of Housing, Single Family Mortgage Series 2024A, Rev., 6.00%, 12/1/2054	860	928
Nebraska — 0.9%
Nebraska Investment Finance Authority, Single Family Housing Series 2023C, Rev., GNMA / FNMA / FHLMC COLL, 5.50%, 9/1/2053	4,255	4,489
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,000	1,023
Southeast Community College Area, Tax Supported
COP, 5.00%, 12/15/2026	275	281
COP, 5.00%, 12/15/2027	495	517
COP, 5.00%, 12/15/2028	540	570
Total Nebraska		6,880
Nevada — 0.3%
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025 B, Rev., AMT, 12.00%, 11/2/2026 ‡ (c)	2,885	2,308
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,011
New Jersey — 3.3%
New Jersey Economic Development Authority, School Facilities Construction
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,320	2,349
Series 2019GGG, Rev., 5.25%, 9/1/2026 (b)	5,500	5,607
New Jersey Housing and Mortgage Finance Agency, Multi- Family Series 2024B, Rev., 3.50%, 5/1/2029	1,000	1,011
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,033
Series A, Rev., 5.00%, 6/15/2029	5,350	5,407
Series A, Rev., 5.00%, 6/15/2031	4,750	4,798
New Jersey Transportation Trust Fund Authority, Transportation System Series 2006C, Rev., NATL - RE, Zero Coupon, 12/15/2030	3,000	2,573
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2028	2,230	2,345
Total New Jersey		27,123

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Mexico — 1.2%
City of Farmington, San Juan Project Series 2010A, Rev., 0.88%, 10/1/2026 (c)	4,000	3,907
County of Sandoval, GO, 5.00%, 8/1/2026	650	660
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2029	5,080	5,387
Total New Mexico		9,954
New York — 8.2%
City of New York, Fiscal Year 2026 Series 2026B, Subseries B-1, GO, 5.00%, 8/1/2031	1,800	2,013
Empire State Development Corp., State Personal Income Tax Series 2017C, Rev., 5.00%, 3/15/2032	1,115	1,159
Long Island Power Authority, Electric System
Rev., 5.00%, 9/1/2027	500	521
Series 2025B, Rev., 3.00%, 9/1/2028 (c)	2,000	1,982
Metropolitan Transportation Authority Dedicated Tax Fund Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,052
Metropolitan Transportation Authority, Green Bond
Series 2017C-1, Rev., 5.00%, 11/15/2026	2,610	2,666
Series 2018B, Rev., 5.00%, 11/15/2026	1,000	1,021
New York City Industrial Development Agency, Yankee Stadium LLC Project Series 2020A, Rev., A.G., 5.00%, 3/1/2030	1,600	1,739
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries CC-2, Rev., 5.00%, 6/15/2028	3,410	3,493
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2030	2,250	2,504
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2024 Series 2024G, Subseries G-1, Rev., 5.00%, 5/1/2027	600	621
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2029	3,000	3,270
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	1,000	1,113
Series 2025H, Sub H-1, Rev., 5.00%, 11/1/2030	1,000	1,113
New York State Dormitory Authority Series 2024A, Rev., A.G., 5.00%, 10/1/2028	5,800	6,196
New York State Dormitory Authority, Personal Income Tax Series 2017B-2, Rev., 5.00%, 2/15/2030	1,875	1,948
New York State Dormitory Authority, Sales Tax Series 2024B, Rev., 5.00%, 3/15/2030	6,140	6,783
New York State Dormitory Authority, School Districts Financing Program
Series 2025A, Rev., A.G., 5.00%, 10/1/2029	2,000	2,181
Series 2020A, Rev., A.G., 5.00%, 10/1/2031	5,065	5,391
New York State Dormitory Authority, St. John's University Series 2021A, Rev., 4.00%, 7/1/2030	875	919
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021A, Rev., 5.00%, 3/15/2031	535	601
Series 2025C, Rev., 5.00%, 3/15/2031	1,000	1,123
New York State Housing Finance Agency, State Personal Income Tax Series 2024B-2, Rev., 3.35%, 12/15/2029 (c)	1,500	1,504
Port Authority of New York and New Jersey, Consolidated Series 246, Rev., AMT, 5.00%, 9/1/2027	5,000	5,167
Triborough Bridge and Tunnel Authority Series 2024B, Rev., BAN, 5.00%, 3/15/2027	7,000	7,221
Total New York		66,301
North Carolina — 1.7%
North Carolina Housing Finance Agency Series 2024, Rev., 5.00%, 4/1/2028 (c)	3,825	3,998
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,500	1,686
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	7,000	8,002
Total North Carolina		13,686

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Dakota — 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2025A, Rev., 6.00%, 1/1/2056	1,000	1,100
Ohio — 3.1%
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2027	250	261
Series 2018A, Rev., 5.00%, 10/1/2028	250	263
Series 2017B-1, Rev., 5.00%, 10/1/2030	2,510	2,637
City of Columbus, Unlimited Tax Series 2024-1, GO, 5.00%, 2/15/2030	1,500	1,649
City of Dublin, Various Purpose, GO, 4.00%, 12/1/2025	200	200
City of Toledo Series 2023, GO, 5.00%, 12/1/2026	445	455
County of Van Wert, Ohio Hospital Facilities, Rev., 6.13%, 12/1/2029 (e)	3,000	3,336
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax, GO, 5.00%, 12/1/2028	2,300	2,327
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,790	2,859
Ohio Turnpike and Infrastructure Commission Series 2018A, Rev., 5.00%, 2/15/2032	1,000	1,045
State of Ohio, Common School Series 2023A, GO, 5.00%, 3/15/2027	7,920	8,168
State of Ohio, Infrastructure Improvement
Series 2025A, GO, 5.00%, 3/1/2029	1,000	1,078
Series 2025A, GO, 5.00%, 3/1/2030	1,000	1,102
Total Ohio		25,380
Oklahoma — 2.6%
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2026	820	829
Rev., 5.00%, 9/1/2027	1,250	1,282
Cleveland County Educational Facilities Authority, Moore Public School Project
Series 2021, Rev., 4.00%, 6/1/2026	7,015	7,049
Series 2021, Rev., 4.00%, 6/1/2028	5,080	5,214
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2023A, Rev., 5.00%, 6/1/2028	2,000	2,102
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	393
Rev., 5.00%, 9/1/2029	1,175	1,232
Oklahoma County Independent School District No. 52 Midwest City-Del City Series 2024, GO, 4.00%, 7/1/2028	2,000	2,065
Tulsa County Independent School District No. 1 Tulsa Series 2025A, GO, 4.00%, 4/1/2030	1,000	1,047
Total Oklahoma		21,213
Oregon — 0.0% ^
Port of Portland, International Airport Series 26A, Rev., 5.00%, 7/1/2026	335	340
Pennsylvania — 8.1%
Allegheny County Airport Authority, Pittsburgh International Airport
Series 2023A, Rev., AMT, A.G., 5.00%, 1/1/2026	350	351
Series 2023A, Rev., AMT, A.G., 5.00%, 1/1/2027	850	871
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2022A, Rev., (SOFR + 0.29%), 3.10%, 12/5/2025 (f)	2,500	2,489
Bethlehem Area School District Series 2021, GO, 5.00%, 11/15/2026	4,165	4,259
City of Philadelphia Series 2025C, GO, 5.00%, 8/1/2030	1,000	1,103
Commonwealth Financing Authority Series 2019B, Rev., 5.00%, 6/1/2029	500	537
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2029	2,680	2,818
Rev., 5.00%, 6/1/2030	3,900	4,101

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Rev., 5.00%, 6/1/2031	1,100	1,154
Commonwealth of Pennsylvania
Series 2025A, GO, 5.00%, 8/15/2028	1,000	1,063
Series 2023, GO, 5.00%, 9/1/2029	650	707
Series 2024-1, GO, 5.00%, 8/15/2030	5,875	6,522
Series 2024-1, GO, 5.00%, 8/15/2031	4,000	4,510
County of Northampton Series 2019A, GO, 4.00%, 10/1/2028	920	923
Geisinger Authority, Health System Series 2020C, Rev., 5.00%, 4/1/2030 (c)	1,000	1,069
General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc., Rev., 5.00%, 12/1/2026	1,400	1,401
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2025A, Rev., 5.00%, 6/1/2029	5,000	5,362
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023B, Rev., 4.10%, 6/1/2029	5,200	5,365
Panther Valley School District
GO, 2.00%, 10/15/2026	750	740
GO, 2.00%, 10/15/2027	680	661
GO, 2.00%, 10/15/2028	300	287
GO, 2.00%, 10/15/2029	300	283
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (c)	5,000	5,021
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	1,135	1,202
Series 2024 -147A, Rev., 6.25%, 10/1/2054	988	1,086
Series 2024-146A, Rev., 6.25%, 10/1/2054	2,940	3,216
Series 2025-150A, Rev., 6.25%, 10/1/2055	1,000	1,133
Pennsylvania Turnpike Commission Series 2019, Rev., 5.00%, 12/1/2030	3,900	4,163
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-3, Rev., 5.00%, 12/1/2028	1,370	1,431
Pennsylvania Turnpike Commission, Subordinate Series 2021B, Rev., 5.00%, 12/1/2027	1,025	1,071
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program, Rev., 5.00%, 6/1/2032	100	114
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	581
Series 2019B, GO, 4.00%, 10/1/2029	420	424
Total Pennsylvania		66,018
Puerto Rico — 0.6%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	1,045	1,069
Puerto Rico Sales Tax Financing Corp. Sales Tax Series A-1, Rev., Zero Coupon, 7/1/2029	4,500	3,984
Total Puerto Rico		5,053
Rhode Island — 0.0% ^
Rhode Island Commerce Corp., Department of Transportation Series 2016B, Rev., 5.00%, 6/15/2026	50	51
South Carolina — 1.6%
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project Series 2024, Rev., 5.00%, 12/1/2029	1,025	1,121
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	2,100	2,316
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (c)	3,665	3,975
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Series 2025B-1, Rev., 5.00%, 11/1/2030 (c)	3,000	3,278

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Carolina — continued
South Carolina Jobs-Economic Development Authority, Mcleod Health Projects, Rev., 5.00%, 11/1/2031	1,030	1,080
South Carolina Public Service Authority, Santee Cooper Series 2022B, Rev., A.G. - CR, 4.00%, 12/1/2029	1,000	1,042
Total South Carolina		12,812
South Dakota — 0.2%
South Dakota Housing Development Authority Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	1,475	1,651
Tennessee — 2.3%
City of Chattanooga Electric, Rev., 5.00%, 9/1/2028	2,000	2,132
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (e)	4,952	5,499
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (c)	1,000	1,011
Metropolitan Government of Nashville and Davidson County Water and Sewer, Rev., 5.00%, 7/1/2045	1,875	2,010
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2025B, Rev., 5.00%, 9/1/2030 (c)	1,000	1,076
Tennergy Corp., Gas Supply Series 2021A, Rev., 4.00%, 9/1/2028 (c)	6,500	6,622
Total Tennessee		18,350
Texas — 15.8%
Abilene Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,049
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,013
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	254
Series 2018C, Rev., 5.00%, 8/1/2027	200	208
Series 2018C, Rev., 5.00%, 8/1/2029	325	338
Bastrop Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2030	3,530	3,866
Bridge City Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2033	520	578
City of Austin Water and Wastewater System Series 2024, Rev., 5.00%, 11/15/2028	2,500	2,671
City of Austin, Airport System Series 2017A, Rev., 5.00%, 11/15/2028	1,130	1,153
City of Austin, Public Property Finance Contractual Obligation, GO, 5.00%, 5/1/2030	2,190	2,409
City of Houston Series 2024A, GO, 5.00%, 3/1/2030	500	547
City of Houston Combined Utility System, First Lien
Series 2024A, Rev., 5.00%, 11/15/2026	6,000	6,137
Series 2024A, Rev., 5.00%, 11/15/2027	4,150	4,343
City of Lubbock, Electric Light and Power System Series 2022, Rev., A.G., 5.00%, 4/15/2028	1,120	1,180
City of San Antonio Series 2024, GO, 5.00%, 2/1/2030	600	657
City of San Antonio Electric and Gas Systems
Series 2025B, Rev., 5.00%, 2/1/2029	6,000	6,454
Series 2024D, Rev., 5.00%, 2/1/2030	1,000	1,098
City of Waco, Combination Tax
Series 2024A, GO, 5.00%, 2/1/2028	1,920	2,014
Series 2024A, GO, 5.00%, 2/1/2029	2,000	2,139
Comal Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/1/2029	7,010	7,503
Conroe Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 5.00%, 8/15/2028	1,000	1,063
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2030	1,145	1,260
County of Ector, GO, 5.00%, 2/15/2029	1,975	2,103
County of Montgomery Series 2025A, GO, 5.00%, 3/1/2029 (d)	1,000	1,072

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Cypress-Fairbanks Independent School District, Unlimited Tax
Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2030	1,000	1,096
GO, PSF-GTD, 5.00%, 2/15/2031	4,750	5,313
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	1,100	1,150
Dallas Fort Worth International Airport Series 2025A-2, Rev., AMT, 5.00%, 11/1/2029 (c)	7,000	7,404
Deutsche Intermediate Tax-Free Fund Series 2016B, Rev., 5.00%, 11/15/2027	940	960
Fort Worth Independent School District, GO, PSF-GTD, 5.00%, 2/15/2029	1,950	2,093
Grand Parkway Transportation Corp. Series 2023, Rev., 5.00%, 4/1/2028 (c)	6,000	6,234
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2022B, Rev., 5.00%, 12/1/2028 (c)	1,475	1,554
Series 2024C, Rev., 5.00%, 7/1/2029 (c)	2,000	2,126
Series 2024B, Rev., 5.00%, 7/1/2031	1,250	1,393
Harris County-Houston Sports Authority, Second Lien Series 2024B, Rev., A.G., 5.00%, 11/15/2028	1,770	1,872
Hereford Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,439
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,500
Legacy Denton Public Facility Corp., Multifamily Housing Roselawn Village, Rev., 3.15%, 5/1/2029 (c)	1,500	1,496
Lewisville Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 8/15/2030	1,750	1,945
Lone Star College System, Limited Tax Series 2016, GO, 4.00%, 2/15/2032	1,125	1,127
Lower Colorado River Authority Series 2023B, Rev., 5.00%, 5/15/2028 (c)	1,840	1,916
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2022A, Rev., 5.00%, 5/15/2030	805	880
Series 2023A, Rev., A.G., 5.00%, 5/15/2030	2,380	2,611
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series A, Rev., 5.00%, 11/1/2028	1,000	1,021
Rev., 5.00%, 11/1/2029	1,530	1,633
North Texas Tollway Authority, First Tier Series A, Rev., 4.00%, 1/1/2033	2,500	2,520
Northwest Independent School District, Unlimited Tax Series 2024A, GO, PSF-GTD, 5.00%, 2/15/2029	1,000	1,073
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2029	1,000	1,071
Round Rock Independent School District, Unlimited Tax Series 2025A, GO, PSF-GTD, 5.00%, 8/1/2030 (c)	1,500	1,655
S&S Consolidated Independent School District, GO, PSF-GTD, 4.00%, 2/15/2028	580	594
Spring Independent School District, Unlimited Tax Series 2024B, GO, 5.00%, 8/15/2030	1,575	1,733
State of Texas, College Student Loan Series 2023A, GO, AMT, 5.25%, 8/1/2029	2,470	2,673
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (c)	1,000	1,083
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System
Series 2025B, Rev., 5.00%, 11/15/2029 (c)	3,100	3,329
Series 2025C, Rev., 5.00%, 11/15/2032 (c)	960	1,067
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2027	1,435	1,485
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply, Senior Lien Series 2008D, Rev., 6.25%, 12/15/2026	315	321
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023A, Rev., 5.50%, 1/1/2030 (c)	7,800	8,353
Texas State University System Series 2024, Rev., 5.00%, 3/15/2029	2,000	2,149
West Travis County Public Utility Agency, Rev., 5.00%, 8/15/2027	350	363
Total Texas		128,341
Utah — 0.6%
Intermountain Power Agency, Utah Power Supply
Series 2023A, Rev., 5.00%, 7/1/2030	1,080	1,186

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utah — continued
Series 2022A, Rev., 5.00%, 7/1/2031	320	357
University of Utah (The) Series 2022B, Rev., 5.00%, 8/1/2028	1,000	1,062
West Valley City Municipal Building Authority
Rev., A.G., 5.00%, 2/1/2027	720	738
Rev., A.G., 5.00%, 2/1/2029	1,070	1,098
Total Utah		4,441
Virginia — 0.6%
Louisa Industrial Development Authority, Electric and Power Co. Project Series 2008A, Rev., 3.13%, 10/1/2030 (c)	2,500	2,507
Norfolk Economic Development Authority, Sentara Healthcare Series 2018A, Rev., 5.00%, 11/1/2028 (c)	2,190	2,314
Total Virginia		4,821
Washington — 2.8%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Series 2021S-1, Rev., 5.00%, 11/1/2030	1,555	1,740
Energy Northwest, Project 1 Series 2024B, Rev., 5.00%, 7/1/2027	2,500	2,598
Port of Seattle, Intermediate Lien Series C, Rev., AMT, 5.00%, 4/1/2027	500	500
State of Washington, Various Purpose Series 2024C, GO, 5.00%, 2/1/2027	3,000	3,087
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (c)	15,000	15,046
Total Washington		22,971
Wisconsin — 1.1%
Public Finance Authority, Astro Texas Land Projects, Rev., 5.00%, 12/15/2036 (b)	849	839
State of Wisconsin Series 2025A, GO, 5.00%, 5/1/2030	1,000	1,106
Sun Prairie Area School District, GO, 4.00%, 3/1/2028	2,500	2,541
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-1, Rev., 5.00%, 7/1/2027 (c)	1,280	1,296
Series 2018C-4, Rev., 5.00%, 6/22/2029 (c)	1,000	1,067
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	1,480	1,614
Total Wisconsin		8,463
Total Municipal Bonds (Cost $769,532)		776,646
Collateralized Mortgage Obligations — 0.0% ^
FNMA, REMIC Series 2002-36, Class FS, 4.69%, 6/25/2032 (c)(Cost $3)	3	3
	SHARES (000)
Short-Term Investments — 4.4%
Investment Companies — 4.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.71% (g) (h) (Cost $35,798)	35,796	35,799
Total Investments — 100.1% (Cost $805,333)		812,448
Liabilities in Excess of Other Assets — (0.1)%		(692)
NET ASSETS — 100.0%		811,756

Percentages indicated are based on net assets.

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2025.
Futures contracts outstanding as of November 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	73	03/20/2026	USD	8,274	18
U.S. Treasury Long Bond	33	03/20/2026	USD	3,875	24
					42
Short Contracts
U.S. Treasury 10 Year Ultra Note	(25)	03/20/2026	USD	(2,905)	(12)
U.S. Treasury Ultra Bond	(12)	03/20/2026	USD	(1,451)	(11)
					(23)
					19

Abbreviations
USD	United States Dollar

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$3	$—	$3
Municipal Bonds
Alabama	—	18,953	—	18,953
Alaska	—	3,287	—	3,287
Arizona	—	31,560	—	31,560
Arkansas	—	753	—	753
California	—	15,606	—	15,606
Colorado	—	15,203	—	15,203
Connecticut	—	8,361	—	8,361
District of Columbia	—	13,315	—	13,315
Florida	—	38,522	—	38,522
Georgia	—	22,291	—	22,291
Guam	—	969	—	969
Illinois	—	63,267	—	63,267
Indiana	—	15,647	—	15,647
Kansas	—	8,998	—	8,998
Kentucky	—	8,618	—	8,618
Louisiana	—	6,833	—	6,833
Maine	—	1,083	—	1,083
Maryland	—	4,794	—	4,794
Massachusetts	—	7,378	—	7,378
Michigan	—	4,162	—	4,162
Minnesota	—	6,086	—	6,086
Mississippi	—	8,443	—	8,443
Missouri	—	22,321	—	22,321
Montana	—	928	—	928
Nebraska	—	6,880	—	6,880
Nevada	—	—	2,308	2,308
New Hampshire	—	2,011	—	2,011
New Jersey	—	27,123	—	27,123
New Mexico	—	9,954	—	9,954
New York	—	66,301	—	66,301
North Carolina	—	13,686	—	13,686
North Dakota	—	1,100	—	1,100
Ohio	—	25,380	—	25,380
Oklahoma	—	21,213	—	21,213
Oregon	—	340	—	340
Pennsylvania	—	66,018	—	66,018
Puerto Rico	—	5,053	—	5,053
Rhode Island	—	51	—	51
South Carolina	—	12,812	—	12,812
South Dakota	—	1,651	—	1,651
Tennessee	—	18,350	—	18,350
Texas	—	128,341	—	128,341
Utah	—	4,441	—	4,441

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant observable inputs	Total
Virginia	$—	$4,821	$—	$4,821
Washington	—	22,971	—	22,971
Wisconsin	—	8,463	—	8,463
Total Municipal Bonds	—	774,338	2,308	776,646
Short-Term Investments
Investment Companies	35,799	—	—	35,799
Total Investments in Securities	$35,799	$774,341	$2,308	$812,448
Appreciation in Other Financial Instruments
Futures Contracts	$42	$—	$—	$42
Depreciation in Other Financial Instruments
Futures Contracts	$(23)	$—	$—	$(23)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$19	$—	$—	$19
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.71% (a) (b)	$21,444	$325,298	$310,943	$—	$—	$35,799	35,796	$925	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.